Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 — Income Taxes

Income tax (expense) benefit for the years ended December 31, 2015 and 2014 consisted of the following:

	2015	2014
Current:
Federal	$-	$-
State	-	-
Deferred:
Federal	29,084,623	9,513,282
State	3,614,773	952,533
Valuation Allowance	(32,610,383)	(10,485,399)
Total income tax (expense) benefit	$89,013	$(19,584)

Significant components of Nuo Therapeutics’ deferred tax assets and liabilities consisted of the following at December 31:

	2015	2014

Deferred tax assets:
Stock-based compensation	$6,238,000	$5,942,000
Tax credits	3,339,000	3,162,000
Deferred revenue	462,000	575,000
Start-up and organizational costs	275,000	276,000
Tax deductible Goodwill	404,000	88,000
Property and equipment	207,000	56,000
Other	283,000	389,000
Total deferred tax assets	11,208,000	10,488,000

Deferred tax liabilities:
Intangible Assets	(114,000)	(10,325,000)
Discount on Note Payable	-	(13,825,000)
Other	-	(89,000)
Total deferred tax liabilities	(114,000)	(24,239,000)

Net deferred tax assets, excluding net operating loss carryforwards	11,094,000	(13,751,000)
Net operating loss carryforwards	61,076,000	53,222,000
	72,170,000	39,471,000
Less valuation allowance	(72,170,000)	(39,559,000)
Total deferred tax assets (liabilities)	$-	$(88,000)

The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2015	2014
U.S. Federal statutory income tax	35.0%	35.0%
State and local income tax, net of benefits	4.8%	4.9%
Fair value of Derivatives	22.4%	17.1%
Impact of changes in rates	-	(0.2)%
Established/reversed tax deferrals (deferred tax liabilities) not thru provision	-	(68.8)%
Other	(0.4)%	(1.3)%
Valuation allowance for deferred income tax assets	(61.6)%	13.2%
Effective income tax rate	0.2%	(0.1)%

The Company had loss carry-forwards of approximately $163.2 million as of December 31, 2015 that may be offset against future taxable income. The carry-forwards will begin to expire in 2020. Use of these carry-forwards may be subject to annual limitations based upon previous significant changes in stock ownership.

In 2014, the Company recorded an income tax provision of approximately $20,000 related to a deferred tax liability resulting from the amortization of goodwill for tax purposes. In 2015, the deferred tax liability reversed when our goodwill was determined to be impaired. No income tax benefit was recognized in the consolidated statements of operations for stock-based compensation for the years presented due to the Company’s net loss position.

The Company does not believe it has any uncertain income tax positions.